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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-21483   ________________________

Veracity Funds

(Exact name of registrant as specified in charter)

401 W. Main Street, Suite 2100 Louisville, Kentucky	40202
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460

Date of fiscal year end:         February 28, 2010

Date of reporting period:       November 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Veracity Small Cap Value Fund
Schedule of Investments
November 30, 2009 (Unaudited)
COMMON STOCKS - 96.8%	Shares	Value
Consumer Discretionary - 12.8%
Ameristar Casinos, Inc.	42,249	$734,288
Beazer Homes USA, Inc. (a)	98,370	422,991
Brown Shoe Co., Inc.	94,806	972,710
Callaway Golf Co.	92,765	665,125
CEC Entertainment, Inc. (a)	37,144	1,083,119
Cinemark Holdings, Inc.	56,492	714,624
Cooper Tire & Rubber Co.	40,243	721,154
Cracker Barrel Old Country Store, Inc.	30,086	1,130,030
Dana Holding Corp. (a)	95,182	692,925
Entercom Communications Corp. (a)	92,594	572,231
Ethan Allen Interiors, Inc.	38,840	450,932
Foot Locker, Inc.	72,192	685,102
Genesco, Inc. (a)	41,620	1,087,947
Isle of Capri Casinos, Inc. (a)	52,630	398,409
Jones Apparel Group, Inc.	80,123	1,358,085
Media General, Inc. - Class A (a)	35,009	307,729
Phillips-Van Heusen Corp.	31,372	1,254,880
RC2 Corp. (a)	53,302	730,237
Ryland Group, Inc. (The)	46,732	855,663
Stage Stores, Inc.	113,369	1,370,631
Tenneco, Inc. (a)	60,235	868,589
		17,077,401
Consumer Staples - 3.5%
American Italian Pasta Co. - Class A (a)	21,512	686,018
Andersons, Inc. (The)	19,197	501,618
Lance, Inc.	32,141	782,633
Ruddick Corp.	53,396	1,421,401
TreeHouse Foods, Inc. (a)	34,679	1,209,257
		4,600,927
Energy - 6.7%
Berry Petroleum Co. - Class A	28,109	768,219
Carrizo Oil & Gas, Inc. (a)	36,385	765,904
Comstock Resources, Inc. (a)	15,094	560,440
Encore Acquisition Co. (a)	22,879	1,030,013
Helix Energy Solutions Group, Inc. (a)	57,300	673,848
Hornbeck Offshore Services, Inc. (a)	34,167	779,349
Key Energy Services, Inc. (a)	189,317	1,442,596
T-3 Energy Services, Inc. (a)	33,742	842,200
Whiting Petroleum Corp. (a)	16,523	1,028,557
Willbros Group, Inc. (a)	68,017	1,071,268
		8,962,394
Financials - 24.6%
AmTrust Financial Services, Inc.	57,956	692,574
Associated Estates Realty Corp. - REIT	59,243	585,321
Assured Guaranty Ltd.	41,270	936,004
Cardinal Financial Corp.	70,817	599,820
Cogdell Spencer, Inc. - REIT	131,402	663,580

See accompanying notes to schedule of investments.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)
COMMON STOCKS - 96.8% (Continued)	Shares	Value
Financials - 24.6% (Continued)
Colonial Properties Trust - REIT	73,280	$792,157
Developers Diversified Realty Corp. - REIT	73,991	748,789
Education Realty Trust, Inc. - REIT	174,400	863,280
First Financial Bancorp	95,683	1,271,627
First Horizon National Corp. (a)	1	14
FirstMerit Corp.	75,940	1,590,943
FPIC Insurance Group, Inc. (a)	22,714	796,580
Fulton Financial Corp.	95,925	826,874
Hancock Holding Co.	30,043	1,243,780
Hanover Insurance Group, Inc. (The)	37,998	1,581,857
Highwoods Properties, Inc. - REIT	26,500	811,165
Inland Real Estate Corp. - REIT	86,371	678,012
Investment Technology Group, Inc. (a)	37,605	686,291
KBW, Inc. (a)	28,175	692,823
Knight Capital Group, Inc. - Class A (a)	51,000	746,640
National Penn Bancshares, Inc.	174,880	965,338
National Retail Properties, Inc. - REIT	42,323	848,153
Navigators Group, Inc. (The) (a)	15,563	725,391
Pacific Continental Corp.	44,010	453,743
PacWest Bancorp	32,306	594,430
Penson Worldwide, Inc. (a)	37,508	336,447
Post Properties, Inc. - REIT	39,346	725,147
Radian Group, Inc.	93,525	418,057
RLI Corp.	17,945	904,966
Seacoast Banking Corp. of Florida	209,120	351,322
South Financial Group, Inc. (The)	240,829	146,906
Sunstone Hotel Investors, Inc. - REIT (a)	163,569	1,324,909
Susquehanna Bancshares, Inc.	55,864	320,659
Trustmark Corp.	36,483	699,014
U-Store-It Trust - REIT	125,740	818,567
Washington Federal, Inc.	63,084	1,201,750
Washington Real Estate Investment Trust - REIT	47,729	1,245,727
Western Alliance Bancorp (a)	158,653	629,852
Whitney Holding Corp.	153,000	1,231,650
World Acceptance Corp. (a)	55,517	1,628,314
Zions Bancorp.	29,434	387,057
		32,765,530
Health Care - 4.5%
AMERIGROUP Corp. (a)	13,978	331,418
AmSurg Corp. (a)	44,370	918,903
King Pharmaceuticals, Inc. (a)	77,320	914,695
LifePoint Hospitals, Inc. (a)	46,034	1,336,367
Magellan Health Services, Inc. (a)	16,519	607,404
STERIS Corp.	36,025	1,163,968
Sun Healthcare Group, Inc. (a)	83,211	703,965
		5,976,720
Industrials - 12.1%
A.O. Smith Corp.	16,570	694,614
Actuant Corp. - Class A	56,789	927,364

See accompanying notes to schedule of investments.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)
COMMON STOCKS - 96.8% (Continued)	Shares	Value
Industrials - 12.1% (Continued)
Baldor Electric Co.	30,770	$792,328
BE Aerospace, Inc. (a)	63,568	1,224,956
Consolidated Graphics, Inc. (a)	29,817	879,602
Continental Airlines, Inc. - Class B (a)	59,538	849,012
Dycom Industries, Inc. (a)	94,891	739,201
General Cable Corp. (a)	18,385	539,784
Genesee & Wyoming, Inc. - Class A (a)	29,855	929,088
Granite Construction, Inc.	23,407	701,508
Great Lakes Dredge & Dock Co.	169,687	999,456
Hexcel Corp. (a)	121,804	1,285,032
Manitowoc Co., Inc. (The)	62,001	608,850
Mueller Water Products, Inc. - Class A	201,534	1,015,731
Old Dominion Freight Line, Inc. (a)	25,759	682,098
Robbins & Myers, Inc.	30,160	693,379
SkyWest, Inc.	27,727	407,864
Standex International Corp.	29,550	539,287
Triumph Group, Inc.	18,470	886,375
Werner Enterprises, Inc.	34,978	652,689
		16,048,218
Information Technology - 16.0%
ADC Telecommunications, Inc. (a)	131,226	804,415
Advanced Energy Industries, Inc. (a)	98,126	1,072,517
Arris Group, Inc. (a)	62,862	627,991
Arrow Electronics, Inc. (a)	12,896	338,907
Atmel Corp. (a)	164,630	653,581
Benchmark Electronics, Inc. (a)	60,773	1,095,737
CommScope, Inc. (a)	27,390	688,311
Comtech Telecommuncations Corp. (a)	26,550	763,047
Diodes, Inc. (a)	65,474	1,148,414
Entegris, Inc. (a)	229,602	957,440
Fairchild Semiconductor International, Inc. (a)	216,400	1,752,840
Harris Stratex Networks, Inc. - Class A (a)	72,799	457,178
Integrated Device Technology, Inc. (a)	219,671	1,243,338
Jabil Circuit, Inc.	94,414	1,256,651
JDA Software Group, Inc. (a)	32,420	761,222
Mentor Graphics Corp. (a)	144,727	1,066,638
MKS Instruments, Inc. (a)	54,562	826,614
Parametric Technology Corp. (a)	96,369	1,451,317
Photronics, Inc. (a)	178,290	720,292
Plexus Corp. (a)	43,227	1,174,045
Progress Software Corp. (a)	25,883	623,521
Sapient Corp. (a)	90,420	665,491
Veeco Instruments, Inc. (a)	44,583	1,217,562
		21,367,069
Materials - 11.2%
AK Steel Holding Corp.	34,020	680,400
Albemarle Corp.	34,321	1,158,334
Commercial Metals Co.	35,992	572,273
Innophos Holdings, Inc.	59,970	1,485,457

See accompanying notes to schedule of investments.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)
COMMON STOCKS - 96.8% (Continued)	Shares	Value
Materials - 11.2% (Continued)
Intrepid Potash, Inc. (a)	45,359	$1,380,728
Myers Industries, Inc.	73,568	608,407
OMNOVA Solutions, Inc. (a)	118,890	787,052
Quaker Chemical Corp.	42,491	828,149
Rockwood Holdings, Inc. (a)	103,169	2,322,334
Schnitzer Steel Industries, Inc. - Class A	12,450	555,519
Silgan Holdings, Inc.	13,032	698,124
Solutia, Inc. (a)	121,771	1,311,474
Spartech Corp.	55,948	608,155
Temple-Inland, Inc.	63,226	1,137,436
Wausau Paper Corp.	70,366	714,215
		14,848,057
Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (a)	218,482	651,076
PAETEC Holding Corp. (a)	143,052	525,001
Syniverse Holdings, Inc. (a)	25,666	407,063
		1,583,140
Utilities - 4.2%
Cleco Corp.	49,472	1,262,525
IDACORP, Inc.	41,196	1,218,166
New Jersey Resources Corp.	26,257	925,034
PNM Resources, Inc.	110,278	1,228,497
Vectren Corp.	41,072	964,781
		5,599,003

Total Common Stocks (Cost $129,279,452)		$128,828,459

MONEY MARKET FUNDS - 3.0%	Shares	Value
First American Treasury Obligations Fund - Class Y, 0.000% (b) (Cost $4,028,824)	4,028,824	$4,028,824

Total Investments at Value - 99.8% (Cost $133,308,276)		$132,857,283

Other Assets in Excess of Liabilities - 0.2%		262,983

Net Assets - 100.0%		$133,120,266

REIT - Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2009.

See accompanying notes to schedule of investments.

Veracity Small Cap Value Fund
Notes to Schedule of Investments
November 30, 2009 (Unaudited)

1.	Securities valuation

Securities of Veracity Small Cap Value Fund (the “Fund”) that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when Integrity Asset Management, LLC (the “Advisor”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments by security type, as ofNovember 30, 2009, as required by GAAP:
	Level 1	Level 2	Level 3	Total
Common Stocks	$128,828,459	$--	$--	$128,828,459
Money Market Funds	--	4,028,824	--	4,028,824
Total	$128,828,459	$4,028,824	$--	$132,857,283

See the Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by industry type, as required by GAAP

2.	Security transactions

Security transactions are accounted for on trade date.  Cost of securities sold is determined on a specific identification basis.

Veracity Small Cap Value Fund
Notes to Schedule of Investments (Continued)

3.	Federal income tax

The following information is computed on a tax basis for each item as of November 30, 2009:

Cost of portfolio investments	$135,270,255

Gross unrealized appreciation	$17,959,999
Gross unrealized depreciation	(20,372,971)

Net unrealized depreciation	$(2,412,972)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are either temporary or permanent in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.  Controls and Procedures.

(a)     Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Veracity Funds

By (Signature and Title)*	/s/ Matthew G. Bevin
Matthew G. Bevin, President

Date          January 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew G. Bevin
Matthew G. Bevin, President

Date          January 12, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date _        January 12, 2010

* Print the name and title of each signing officer under his or her signature.